UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06671

Deutsche Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2016 (Unaudited)

Deutsche Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)
Bonds 131.7%
Austria 0.2%
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (Cost $125,000)		125,000	100,900
Belgium 1.2%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023 (Cost $625,513)		595,000	612,850
Bermuda 0.6%
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		65,000	48,458
144A, 8.25%, 9/30/2020		147,000	118,905
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		85,000	82,662
Viking Cruises Ltd., 144A, 6.25%, 5/15/2025		85,000	70,975
(Cost $385,783)			321,000
Brazil 0.0%
Independencia International Ltd., REG S, 12.0%, 12/30/2016* (Cost $1,014,646)		577,088	0
Canada 8.2%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		45,000	45,225
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		665,000	455,525
144A, 6.0%, 10/15/2022		65,000	44,525
144A, 7.5%, 3/15/2025		30,000	20,625
Cascades, Inc., 144A, 5.5%, 7/15/2022		35,000	33,513
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		185,000	185,694
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	26,100
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		72,000	32,580
Garda World Security Corp., 144A, 7.25%, 11/15/2021		50,000	39,000
Masonite International Corp., 144A, 5.625%, 3/15/2023		70,000	71,750
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		45,000	44,606
MEG Energy Corp., 144A, 7.0%, 3/31/2024		25,000	13,063
Novelis, Inc., 8.75%, 12/15/2020		130,000	118,157
Open Text Corp., 144A, 5.625%, 1/15/2023		65,000	64,675
Telesat Canada, 144A, 6.0%, 5/15/2017		1,025,000	1,032,687
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		120,000	113,175
144A, 5.875%, 5/15/2023		105,000	93,975
144A, 6.125%, 4/15/2025		310,000	278,612
144A, 6.75%, 8/15/2018		1,115,000	1,110,122
144A, 7.5%, 7/15/2021		245,000	243,009
Videotron Ltd., 5.0%, 7/15/2022		230,000	232,013
(Cost $4,705,125)			4,298,631
Cayman Islands 2.1%
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		500,000	560,390
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	214,225
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		320,000	307,200
(Cost $1,028,299)			1,081,815
Chile 0.5%
Inversiones CMPC SA, 144A, 4.375%, 5/15/2023 (Cost $248,120)		250,000	241,263
Croatia 6.3%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	291,172
144A, 6.375%, 3/24/2021		1,770,000	1,918,680
REG S, 6.625%, 7/14/2020		1,000,000	1,091,000
(Cost $3,036,351)			3,300,852
Dominican Republic 2.0%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,039,394)		1,000,000	1,057,500
France 5.7%
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	135,000	149,902
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	185,000	207,425
Credit Agricole SA, 144A, 7.875%, 1/29/2049		130,000	126,568
Crown European Holdings SA:
144A, 3.375%, 5/15/2025	EUR	390,000	390,272
144A, 4.0%, 7/15/2022	EUR	310,000	342,298
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	255,000	279,750
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	215,000	238,732
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	280,000	312,424
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	100,000	86,935
Numericable-SFR:
144A, 4.875%, 5/15/2019		125,000	124,063
144A, 6.0%, 5/15/2022		200,000	197,000
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	295,000	303,288
Societe Generale SA, 144A, 7.875%, 12/29/2049		55,000	53,006
SPCM SA, 144A, 6.0%, 1/15/2022		185,000	186,387
(Cost $3,388,436)			2,998,050
Germany 2.4%
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	485,000	551,644
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	330,000	368,214
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	200,000	226,410
Unitymedia Hessen GmbH & Co., KG, 144A, 4.0%, 1/15/2025	EUR	110,000	116,336
(Cost $1,419,521)			1,262,604
Greece 0.2%
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (Cost $100,448)		100,000	103,125
Hungary 4.2%
Republic of Hungary, 5.375%, 2/21/2023 (Cost $2,177,594)		2,000,000	2,186,400
Indonesia 2.6%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $1,324,874)		1,300,000	1,352,000
Ireland 2.2%
AerCap Ireland Capital Ltd.:
4.625%, 10/30/2020		160,000	157,600
5.0%, 10/1/2021		500,000	500,000
Allegion PLC, 5.875%, 9/15/2023		80,000	82,600
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	100,000	107,084
144A, 9.125%, 10/15/2020		250,000	250,625
Endo Ltd., 144A, 6.0%, 2/1/2025		50,000	49,381
(Cost $1,200,010)			1,147,290
Israel 0.1%
B Communications Ltd., 144A, 7.375%, 2/15/2021 (Cost $60,000)		60,000	65,046
Italy 2.4%
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	880,000	918,413
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	315,000	334,094
(Cost $1,622,032)			1,252,507
Japan 2.2%
SoftBank Group Corp., REG S, 5.375%, 7/30/2022 (Cost $1,199,391)		1,180,000	1,168,200
Kazakhstan 2.7%
KazMunayGas National Co. JSC:
144A, 7.0%, 5/5/2020		200,000	201,500
REG S, 9.125%, 7/2/2018		1,150,000	1,226,475
(Cost $1,330,916)			1,427,975
Lithuania 3.3%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,158,750
144A, 7.375%, 2/11/2020		500,000	591,250
(Cost $1,518,368)			1,750,000
Luxembourg 8.3%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	248,981
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	208,500
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	214,000
Altice Luxembourg SA, 144A, 7.25%, 5/15/2022	EUR	110,000	112,758
ArcelorMittal:
5.125%, 6/1/2020		80,000	64,400
6.25%, 8/5/2020		330,000	266,475
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		20,000	15,800
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	210,000	238,754
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		565,000	450,588
7.25%, 10/15/2020		260,000	223,600
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		50,000	47,875
144A, 5.625%, 10/15/2023		100,000	93,750
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	550,000	498,995
MHP SA, 144A, 8.25%, 4/2/2020		645,000	551,475
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		200,000	174,440
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	195,825
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	111,623
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	200,000	221,047
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	127,356
144A, 6.75%, 8/15/2024	EUR	110,000	129,292
Wind Acquisition Finance SA:
144A, 3.856% **, 7/15/2020	EUR	100,000	105,351
144A, 6.5%, 4/30/2020		30,000	30,900
(Cost $4,964,169)			4,331,785
Mexico 0.3%
Petroleos Mexicanos, 5.5%, 6/27/2044 (Cost $214,037)		215,000	162,067
Netherlands 4.2%
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	100,000	111,986
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		310,000	302,831
5.25%, 4/15/2023		700,000	652,750
NXP BV, 144A, 3.75%, 6/1/2018		65,000	65,423
Schaeffler Finance BV, 144A, 4.75%, 5/15/2021		200,000	200,000
Schaeffler Holding Finance BV, 144A, 5.75%, 11/15/2021	EUR	380,000	436,354
United Group BV, 144A, 7.875%, 11/15/2020	EUR	270,000	307,993
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	130,000	130,682
(Cost $2,344,147)			2,208,019
Panama 3.8%
Republic of Panama, 3.75%, 3/16/2025 (Cost $1,976,000)		2,000,000	1,970,000
Peru 3.0%
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		325,000	305,906
Republic of Peru, 7.35%, 7/21/2025		1,000,000	1,255,000
(Cost $1,627,307)			1,560,906
Philippines 4.7%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,906,159)		1,800,000	2,466,000
Poland 0.8%
Republic of Poland, 3.0%, 3/17/2023 (Cost $405,749)		400,000	394,160
Romania 4.0%
Republic of Romania, 144A, 4.375%, 8/22/2023 (Cost $2,132,927)		2,000,000	2,102,820
Russia 0.4%
MMC Finance Ltd., 144A, 5.55%, 10/28/2020 (Cost $200,000)		200,000	200,082
Serbia 2.1%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		216,275	220,017
144A, 7.25%, 9/28/2021		760,000	852,051
(Cost $943,613)			1,072,068
Spain 0.2%
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022 (Cost $111,755)	EUR	100,000	106,537
Sri Lanka 0.9%
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019 (Cost $500,000)		500,000	475,564
Sweden 0.4%
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (Cost $210,000)		210,000	205,275
Turkey 1.1%
Arcelik AS, 144A, 5.0%, 4/3/2023		435,000	392,306
Yapi ve Kredi Bankasi AS, 144A, 5.25%, 12/3/2018		200,000	204,244
(Cost $629,469)			596,550
United Kingdom 2.8%
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		310,000	299,925
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	205,000	207,665
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		990,000	980,100
(Cost $1,532,724)			1,487,690
United States 38.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		20,000	20,500
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		160,000	168,000
ADT Corp.:
3.5%, 7/15/2022		35,000	31,588
5.25%, 3/15/2020		85,000	89,250
6.25%, 10/15/2021		130,000	134,875
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		70,000	71,050
Air Lease Corp., 4.75%, 3/1/2020		50,000	52,000
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	56,700
Ally Financial, Inc.:
3.25%, 2/13/2018		90,000	88,369
3.5%, 1/27/2019		165,000	161,081
4.125%, 3/30/2020		90,000	88,650
AMC Entertainment, Inc., 5.875%, 2/15/2022		45,000	46,294
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	10,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	69,300
7.0%, 5/20/2022		50,000	49,000
Antero Resources Corp.:
5.125%, 12/1/2022		95,000	80,037
5.375%, 11/1/2021		65,000	55,087
144A, 5.625%, 6/1/2023		60,000	49,800
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		60,000	61,950
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		45,000	39,150
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		140,000	136,850
144A, 6.0%, 12/15/2024		150,000	146,625
Ashland, Inc., 3.875%, 4/15/2018		205,000	210,125
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		160,000	163,200
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		5,000	4,250
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		70,000	70,525
144A, 6.125%, 11/1/2023		30,000	30,225
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		140,000	126,700
5.5%, 4/1/2023		165,000	156,750
Ball Corp.:
3.5%, 12/15/2020	EUR	300,000	333,196
4.375%, 12/15/2023	EUR	300,000	332,709
5.25%, 7/1/2025		75,000	77,062
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		60,000	61,875
Berry Plastics Corp., 5.5%, 5/15/2022		100,000	99,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	48,588
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	50,750
Caleres, Inc., 6.25%, 8/15/2023		40,000	39,500
California Resources Corp., 144A, 8.0%, 12/15/2022		36,000	14,310
Calpine Corp.:
5.375%, 1/15/2023		60,000	54,600
5.75%, 1/15/2025		60,000	53,925
Cardtronics, Inc., 5.125%, 8/1/2022		35,000	34,125
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	52,406
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		125,000	125,000
144A, 5.375%, 5/1/2025		95,000	94,050
144A, 5.875%, 5/1/2027		155,000	152,675
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		200,000	198,874
CDW LLC:
5.5%, 12/1/2024		95,000	98,859
6.0%, 8/15/2022		110,000	115,637
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		20,000	19,625
Series T, 5.8%, 3/15/2022		400,000	370,000
Series S, 6.45%, 6/15/2021		165,000	160,773
Series W, 6.75%, 12/1/2023		115,000	108,819
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		99,000	89,100
144A, 6.375%, 9/15/2020		70,000	67,637
Chemours Co., 144A, 6.125%, 5/15/2023	EUR	100,000	67,896
Chiquita Brands International, Inc., 7.875%, 2/1/2021		10,000	10,600
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		50,849	51,103
CIT Group, Inc.:
3.875%, 2/19/2019		235,000	233,120
4.25%, 8/15/2017		425,000	429,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		70,000	62,300
Series B, 6.5%, 11/15/2022		185,000	171,356
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		50,000	48,125
CNH Industrial Capital LLC, 3.25%, 2/1/2017		150,000	149,625
CNO Financial Group, Inc.:
4.5%, 5/30/2020		25,000	25,625
5.25%, 5/30/2025		50,000	50,500
CommScope, Inc.:
144A, 4.375%, 6/15/2020		40,000	40,700
144A, 5.0%, 6/15/2021		60,000	57,750
Community Health Systems, Inc.:
5.125%, 8/1/2021		400,000	397,000
6.875%, 2/1/2022		45,000	40,725
7.125%, 7/15/2020		35,000	33,425
Concho Resources, Inc., 5.5%, 4/1/2023		170,000	154,188
Constellation Brands, Inc., 4.75%, 12/1/2025		25,000	25,813
Cott Beverages, Inc.:
5.375%, 7/1/2022		120,000	116,400
6.75%, 1/1/2020		50,000	51,500
Covanta Holding Corp., 5.875%, 3/1/2024		45,000	39,263
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		30,000	28,425
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		30,000	18,225
CSC Holdings LLC, 5.25%, 6/1/2024		65,000	57,362
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		55,000	55,550
CyrusOne LP, 6.375%, 11/15/2022		70,000	71,050
D.R. Horton, Inc., 4.0%, 2/15/2020		30,000	30,375
Dana Holding Corp., 5.5%, 12/15/2024		50,000	44,906
Delphi Corp., 5.0%, 2/15/2023		45,000	47,025
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		80,000	84,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	21,875
DISH DBS Corp.:
4.25%, 4/1/2018		50,000	50,063
5.0%, 3/15/2023		75,000	65,250
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		130,000	136,500
144A, 5.75%, 3/1/2023		105,000	110,644
Dynegy, Inc.:
7.375%, 11/1/2022		75,000	66,375
7.625%, 11/1/2024		135,000	118,800
E*TRADE Financial Corp.:
4.625%, 9/15/2023		60,000	59,100
5.375%, 11/15/2022		50,000	52,625
EarthLink Holdings Corp., 7.375%, 6/1/2020		40,000	40,200
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		55,000	46,750
144A, 8.125%, 9/15/2023		90,000	78,525
Endo Finance LLC:
144A, 5.75%, 1/15/2022		40,000	39,800
144A, 5.875%, 1/15/2023		55,000	54,588
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		25,000	18,250
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,775
Entegris, Inc., 144A, 6.0%, 4/1/2022		40,000	40,600
EP Energy LLC, 6.375%, 6/15/2023		75,000	26,250
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		65,000	67,600
(REIT), 5.375%, 4/1/2023		120,000	124,200
(REIT), 5.75%, 1/1/2025		50,000	51,375
(REIT), 5.875%, 1/15/2026		55,000	56,925
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	100,750
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		10,000	9,150
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		50,000	52,375
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		20,000	22,000
Fresenius U.S. Finance II, Inc., 144A, 4.5%, 1/15/2023		505,000	506,262
Frontier Communications Corp.:
6.25%, 9/15/2021		40,000	33,700
6.875%, 1/15/2025		40,000	31,800
7.125%, 1/15/2023		50,000	41,625
8.125%, 10/1/2018		600,000	612,750
144A, 10.5%, 9/15/2022		185,000	179,912
144A, 11.0%, 9/15/2025		55,000	53,006
Gates Global LLC, 144A, 6.0%, 7/15/2022		45,000	33,188
Global Partners LP, 7.0%, 6/15/2023		75,000	54,000
Goodyear Tire & Rubber Co.:
5.125%, 11/15/2023		60,000	61,350
6.5%, 3/1/2021		150,000	157,500
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		125,000	118,906
144A, 5.25%, 12/15/2023		215,000	202,100
Gulfport Energy Corp., 6.625%, 5/1/2023		30,000	24,000
HCA, Inc.:
5.875%, 2/15/2026		230,000	234,600
6.5%, 2/15/2020		165,000	181,912
7.5%, 2/15/2022		120,000	133,200
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		75,000	77,156
7.5%, 7/15/2020		30,000	31,200
Hexion, Inc., 6.625%, 4/15/2020		55,000	42,625
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		45,000	34,763
144A, 5.75%, 10/1/2025		115,000	89,987
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,050
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	22,375
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	32,325
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		110,000	113,575
144A, 5.0%, 11/15/2025		60,000	61,800
Huntsman International LLC, 5.125%, 4/15/2021	EUR	410,000	404,179
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,320
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		70,000	61,075
Informatica LLC, 144A, 7.125%, 7/15/2023		30,000	26,850
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	99,000
6.25%, 5/15/2019		35,000	36,663
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		65,000	49,725
144A, 7.25%, 6/1/2021		95,000	86,094
Lamar Media Corp., 144A, 5.75%, 2/1/2026		25,000	25,750
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	64,800
Lennar Corp., 4.75%, 11/15/2022		90,000	87,750
Level 3 Financing, Inc.:
5.375%, 8/15/2022		175,000	177,625
144A, 5.375%, 1/15/2024		60,000	60,600
5.375%, 5/1/2025		65,000	65,406
6.125%, 1/15/2021		30,000	31,425
LifePoint Health, Inc.:
5.5%, 12/1/2021		55,000	55,825
5.875%, 12/1/2023		90,000	93,375
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		10,000	9,850
144A, 7.0%, 9/1/2020		70,000	73,500
Mediacom Broadband LLC, 5.5%, 4/15/2021		10,000	9,700
Memorial Resource Development Corp., 5.875%, 7/1/2022		45,000	33,750
Meritor, Inc.:
6.25%, 2/15/2024		50,000	39,156
6.75%, 6/15/2021		60,000	52,500
MGM Resorts International:
6.0%, 3/15/2023		80,000	79,750
6.75%, 10/1/2020		83,000	86,320
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		80,000	64,800
Moog, Inc., 144A, 5.25%, 12/1/2022		45,000	45,450
Morgan Stanley, Series H, 5.45%, 7/29/2049		35,000	33,775
MPT Operating Partnership LP, (REIT), 5.75%, 10/1/2020	EUR	185,000	211,934
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		60,000	62,520
NCR Corp.:
5.875%, 12/15/2021		10,000	9,825
6.375%, 12/15/2023		25,000	24,734
Neptune Finco Corp., 144A, 10.125%, 1/15/2023		200,000	211,500
Newfield Exploration Co., 5.375%, 1/1/2026		45,000	36,225
NGL Energy Partners LP, 5.125%, 7/15/2019		50,000	36,500
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	45,394
Nortek, Inc., 8.5%, 4/15/2021		70,000	72,275
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		10,000	5,600
NRG Energy, Inc., 6.25%, 5/1/2024		185,000	147,537
Oasis Petroleum, Inc., 6.875%, 3/15/2022		65,000	37,700
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		80,000	78,100
Oshkosh Corp.:
5.375%, 3/1/2022		37,000	37,370
5.375%, 3/1/2025		5,000	4,950
Penske Automotive Group, Inc., 5.375%, 12/1/2024		185,000	179,450
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		60,000	57,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		30,000	31,800
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		20,000	20,700
Plantronics, Inc., 144A, 5.5%, 5/31/2023		35,000	35,263
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		50,000	47,875
Ply Gem Industries, Inc., 6.5%, 2/1/2022		100,000	87,950
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		25,000	26,153
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	130,000	112,683
Range Resources Corp., 144A, 4.875%, 5/15/2025		130,000	105,300
Regency Energy Partners LP:
5.0%, 10/1/2022		30,000	25,209
5.875%, 3/1/2022		5,000	4,578
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		130,000	130,162
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	11,513
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	41,119
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		15,000	13,350
6.625%, 10/1/2022		70,000	62,300
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		225,000	205,875
5.625%, 3/1/2025		75,000	64,500
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		20,000	19,800
144A, 5.375%, 4/15/2023		5,000	5,025
Sally Holdings LLC, 5.625%, 12/1/2025		155,000	160,037
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,025
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	35,240
144A, 5.125%, 12/1/2024		15,000	15,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		20,000	20,050
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		50,000	41,500
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		40,000	41,700
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		40,000	41,000
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		65,000	66,137
Springs Industries, Inc., 6.25%, 6/1/2021		55,000	54,175
Sprint Communications, Inc.:
6.0%, 11/15/2022		60,000	40,350
144A, 7.0%, 3/1/2020		60,000	57,600
Sprint Corp., 7.125%, 6/15/2024		240,000	162,000
Starz LLC, 5.0%, 9/15/2019		30,000	30,600
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	37,350
Summit Materials LLC, 6.125%, 7/15/2023		100,000	96,500
Sunoco LP:
144A, 5.5%, 8/1/2020		50,000	46,875
144A, 6.375%, 4/1/2023		45,000	41,513
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		20,000	20,350
6.375%, 3/1/2025		150,000	150,375
6.464%, 4/28/2019		60,000	61,875
6.5%, 1/15/2026		5,000	5,000
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		25,000	19,125
Targa Resources Partners LP:
4.125%, 11/15/2019		25,000	21,000
5.0%, 1/15/2018		170,000	158,737
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		55,000	54,038
6.75%, 6/15/2023		120,000	111,000
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		65,000	64,106
The WhiteWave Foods Co., 5.375%, 10/1/2022		60,000	63,750
Titan International, Inc., 6.875%, 10/1/2020		27,000	19,750
Toll Brothers Finance Corp., 4.875%, 11/15/2025		100,000	98,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		35,000	33,950
Triumph Group, Inc., 5.25%, 6/1/2022		30,000	24,113
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	27,788
144A, 7.5%, 3/15/2022		75,000	45,188
United Rentals North America, Inc.:
4.625%, 7/15/2023		50,000	48,500
7.375%, 5/15/2020		180,000	185,400
USG Corp., 144A, 5.5%, 3/1/2025		5,000	5,069
Valeant Pharmaceuticals International, Inc., 144A, 6.375%, 10/15/2020		60,000	57,600
Whiting Petroleum Corp.:
5.75%, 3/15/2021		55,000	34,513
6.25%, 4/1/2023		300,000	187,500
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		80,000	67,000
WPX Energy, Inc., 7.5%, 8/1/2020		150,000	94,215
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	30,150
144A, 5.625%, 10/1/2024		15,000	14,925
XPO Logistics, Inc., 144A, 5.75%, 6/15/2021	EUR	175,000	168,766
Zayo Group LLC:
6.0%, 4/1/2023		160,000	156,400
6.375%, 5/15/2025		80,000	77,600
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	149,737
(Cost $21,686,784)			20,292,474
Uruguay 6.9%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	3,631,430
Total Bonds (Cost $73,573,521)			68,991,435
Loan Participations and Assignments 5.1%
Senior Loans ***
Canada 0.7%
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		102,638	99,430
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		137,133	132,218
Term Loan B, 3.75%, 12/11/2019		132,847	128,156
(Cost $372,924)			359,804
United States 4.4%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		127,787	126,820
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		187,150	172,490
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		49,250	49,035
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		87,965	87,919
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		133,652	132,754
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		42,218	42,279
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		17,299	16,666
Term Loan H, 4.0%, 1/27/2021		31,829	30,717
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		108,350	108,377
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		19,450	19,164
First Data Corp., Term Loan, 4.427%, 3/24/2021		85,000	84,818
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		332,500	333,248
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		49,871	49,814
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		77,829	77,795
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		120,000	118,410
Term Loan B, 4.0%, 1/15/2020		145,000	144,909
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		309,211	303,993
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		116,748	115,686
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		68,775	67,787
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		20,000	20,041
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		29,475	29,420
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		192,700	180,175
(Cost $2,347,651)			2,312,317
Total Loan Participations and Assignments (Cost $2,720,575)			2,672,121
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $29,610)		600,000	1
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,323,706) †		136.8	71,663,557
Notes Payable		(41.2)	(21,600,000)
Other Assets and Liabilities, Net		4.4	2,331,140
Net Assets		100.0	52,394,697

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	25,000	15,378	18,250
Independencia International Ltd.*	12.0%	12/30/2016	USD	577,088	1,014,646	0
					1,030,024	18,250

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2016.
***	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of January 31, 2016.
†	The cost for federal income tax purposes was $76,323,711. At January 31, 2016, net unrealized depreciation for all securities based on tax cost was $4,660,154. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,688,153 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,348,307.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At January 31, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (b)
Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	600,000[1]	4/20/2016	21,390	0

(b)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2016 was $21,390.

At January 31, 2016, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (c)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (d)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2015 6/20/2020	80,000[2]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	11,694	6,741	4,953

(c)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(d)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties

1	Nomura International PLC
2	Barclays Bank PLC

As of January 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	8,740,000	USD	9,503,814	4/14/2016	16,373	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Bonds	$—	$68,991,435	$0	$68,991,435
Loan Participations and Assignments	—	2,672,121	—	2,672,121
Derivatives (f)
Purchased Options	—	1	—	1
Credit Default Swap Contracts	—	4,953	—	4,953
Forward Foreign Currency Exchange Contracts	—	16,373	—	16,373
Total	$—	$71,684,883	$0	$71,684,883
Derivatives (f)
Written Options	$—	$0	$—	$0
Total	$—	$0	$—	$0

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased, value of written options and unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ 4,953	$ —	$ —
Foreign Exchange Contracts	$ —	$ 16,373	$ —
Interest Rate Contracts	$ —	$ —	$ 21,390

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016